Shareholder Report, Average Annual Return (Details) 199296_Tortoise Energy Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Tortoise Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise Energy Fund NAV
Average Annual Return, Percent	1.63%	18.37%	7.83%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.28%	14.63%
S&P 500 Energy Sector TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Energy Sector TR
Average Annual Return, Percent	(1.81%)	24.80%	7.18%
75% S&P 500 Energy 25% ICE BofA US High Yield Energy [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75% S&P 500 Energy 25% ICE BofA US High Yield Energy
Average Annual Return, Percent	0.36%	20.90%	7.16%